Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 12 - RELATED PARTIES

The employment expenses of the co-founders: Asher Dahan (the Chairman of the Board of Directors and the Chief Executive Officer), Guy Wanger (President and Director) and Leeor Langer (the Chief Technology Officer), for the years ended December 31, 2024, 2023 and 2022 amounted to approximately $287 thousand, $293 thousand, and $331 thousand, respectively. On March 14, 2022, the Company’s shareholders meeting approved the increase of the monthly salary of each of the Company’s co-founders to NIS 70 thousand (approximately $19 thousand), plus social benefits and leased car, and approved a one-time bonus equal to 6 monthly salaries, upon the closing of the IPO which was accomplished in September 2022. In November 2024, the Company’s founders agreed to temporarily reduce their salaries.